Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Goodwill [Roll Forward]
Balance at October 1, 2011	$ 1,475.3
Cumulative translation adjustment	(5.8)
Balance at September 30, 2012	1,469.5
Household Products [Member]
Goodwill [Roll Forward]
Balance at October 1, 2011	36.9
Cumulative translation adjustment	0.4
Balance at September 30, 2012	37.3
Personal Care [Member]
Goodwill [Roll Forward]
Balance at October 1, 2011	1,438.4
Cumulative translation adjustment	(6.2)
Balance at September 30, 2012	$ 1,432.2